Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Goldman Sachs Mortgage Company

(the “Loan Seller”)
GS Mortgage Securities Corporation II (the “Depositor” and together with the Loan Seller, the “Company”)

Goldman Sachs Bank USA
Goldman Sachs & Co. LLC

Deutsche Bank Securities Inc.

German American Capital Corporation

(collectively, the “Specified Parties”):

Re: PNW Trust 2026-ARTE – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “PNW 2026-ARTE Accounting File.xlsx” provided by the Loan Seller on March 10, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and one related property (the “Property”) as of April 1, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by PNW Trust 2026-ARTE, Commercial Mortgage Pass-Through Certificates, Series 2026-ARTE (the “Certificates”). The Loan Seller is responsible for the specified attributes identified by the Loan Seller in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Loan Seller”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Loan Seller to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Loan Seller and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Loan Seller and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Loan Seller for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the “Calculation Methodology” column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Loan Seller.
•	The term “Provided Information” means the Loan Files, Calculation Methodology and Cut-off Date.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Loan Seller. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Loan Seller to perform and the associated findings are as follows:

A.	We compared the Compared Attributes (except for those with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A) for the Mortgage Loan and Property included in the Data File, to the corresponding information included in the Loan Files. The Loan Seller indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception (except for those Compared Attributes with “Provided by the Loan Seller” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Loan Seller, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Property included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Loan Seller, (ii) the physical existence of the Mortgage Loan and related Property, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Property that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
March 10, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Control Number	Provided by the Loan Seller
Loan / Property Flag	Provided by the Loan Seller
Number of Properties	Provided by the Loan Seller
Originator	Draft Loan Agreement
Originator Entity Type	Draft Loan Agreement
Mortgage Loan Seller	Provided by the Loan Seller
Property Name	Provided by the Loan Seller
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
General Property Type	Appraisal Report, Engineering Report
Detailed Property Type	Appraisal Report, Engineering Report
Flood Zone	Engineering Report, Insurance Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
SF	Underwriting File
Mortgage Loan Original Balance ($)	Draft Loan Agreement
Mortgage Loan Cut-off Date Balance ($)	Provided by the Loan Seller
Pari Passu Split (Y/N)	Provided by the Loan Seller
Administrative Fee Rate (%)	Provided by the Loan Seller
Margin	Draft Loan Agreement
Mortgage Loan Index	Draft Loan Agreement
Assumed SOFR	Provided by the Loan Seller
SOFR Rounding Methodology	Draft Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Float Rate Change Frequency (Mos)	Draft Loan Agreement
SOFR Floor	Draft Loan Agreement
SOFR Strike Cap	Provided by the Loan Seller
Extension Term Strike Rate	Draft Loan Agreement
SOFR Cap Expiration	Provided by the Loan Seller
SOFR Cap Counterparty	Provided by the Loan Seller
SOFR cap Counterparty rating (S&P / MIS / FITCH)	Provided by the Loan Seller
SOFR Lookback Days	Draft Loan Agreement
Extension Options (Y/N)	Draft Loan Agreement
Extension Options (#/Mos)	Draft Loan Agreement
Extension Spread Increase Description	Draft Loan Agreement
First Extension Fee	Draft Loan Agreement
Second Extension Fee	Draft Loan Agreement
Third Extension Fee	Draft Loan Agreement
Fully Extended Maturity Date	Draft Loan Agreement
Fully Extended Amortization Term	Draft Loan Agreement
Interest Accrual Method	Draft Loan Agreement
Interest Accrual Period	Draft Loan Agreement
Origination Date	Provided by the Loan Seller
First Due Date	Provided by the Loan Seller
Last IO Due Date	Draft Loan Agreement
First P&I Due Date	Draft Loan Agreement
Due Date	Draft Loan Agreement
Grace Period- Late Fee	Draft Loan Agreement
Grace Period- Default	Draft Loan Agreement
Amortization Type	Draft Loan Agreement
Maturity Date	Draft Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Balloon Balance ($)	Draft Loan Agreement
Lockbox	Draft Loan Agreement, Draft Cash Management Agreement
Cash Management	Draft Loan Agreement, Draft Cash Management Agreement
Cash Management Triggers	Draft Loan Agreement
Performance Test Trigger Level	Draft Loan Agreement
Cross-Collateralized (Y/N)	Draft Loan Agreement
Crossed Group	Draft Loan Agreement
Lockout Period	Provided by the Loan Seller
Lockout Expiration Date	Provided by the Loan Seller
Prepayment Begin Date	Provided by the Loan Seller
Prepayment End Date	Provided by the Loan Seller
Open Period Begin Date	Provided by the Loan Seller
Open Period (Payments)	Draft Loan Agreement
Prepayment Type	Draft Loan Agreement
Prepayment Provision	Provided by the Loan Seller
Partially Prepayable without Penalty	Draft Loan Agreement
Partially Prepayable without Penalty Description	Draft Loan Agreement
Partial Collateral Release Description	Draft Loan Agreement
Yield Maintenance Index	Draft Loan Agreement
Yield Maintenance Discount	Draft Loan Agreement
Yield Maintenance Margin	Draft Loan Agreement
Yield Maintenance Calculation Method	Draft Loan Agreement
Day of Month Prepayment Permitted	Draft Loan Agreement
Due on Sale	Draft Loan Agreement
Due on Encumbrance	Draft Loan Agreement
Other Subordinate Debt Balance ($)	Draft Loan Agreement
A-3

ATTACHMENT A

Attribute	Source Document(s)
Other Subordinate Debt Type	Draft Loan Agreement
Future Debt Allowed?	Draft Loan Agreement
Mortgage Assumable?	Draft Loan Agreement
Assumption Fee	Draft Loan Agreement
Appraiser Designation	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
As-Stabilized Appraisal Date	Appraisal Report
As-Stabilized Appraised Value ($)	Appraisal Report
Single Tenant (Y/N)	Underwriting File
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II	Phase I Environmental Report
Environmental Phase II Report Date	Phase II Environmental Report
PML or SEL (%)	Seismic Report, Engineering Report
Seismic Report Date	Seismic Report, Engineering Report
Earthquake Insurance Required (Y/N)	Engineering Report, Draft Loan Agreement
Terrorism Insurance Required (Y/N)	Draft Loan Agreement
Environmental Insurance Required (Y/N)	Draft Loan Agreement
Blanket Insurance Policy (Y/N)	Insurance Report
Lien Position	Provided by the Loan Seller
Ownership Interest	Title Policy
Condominium Present?	Draft Loan Agreement, Appraisal Report
Ground Lease (Y/N)	Provided by the Loan Seller
Annual Ground Lease Payment ($)	Provided by the Loan Seller
A-4

ATTACHMENT A

Attribute	Source Document(s)
Ground Lease Expiration Date	Provided by the Loan Seller
Ground Lease Extension (Y/N)	Provided by the Loan Seller
# of Ground Lease Extension Options	Provided by the Loan Seller
Ground Lease Expiration Date after all Extensions	Provided by the Loan Seller
Underwritten EGI ($)	Underwriting File
Underwritten Expenses ($)	Underwriting File
Underwritten Net Operating Income ($)	Underwriting File
Underwritten Replacement / FF&E Reserve ($)	Underwriting File
Underwritten TI / LC ($)	Underwriting File
Underwritten Other Reserve ($)	Underwriting File
Underwritten Net Cash Flow ($)	Underwriting File
Occupancy (%)	Underwriting File
Occupancy Date	Provided by the Loan Seller
Rent Steps Date	Provided by the Loan Seller
Largest Tenant by UW Gross Rent	Underwriting File
Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Second Largest Tenant by UW Gross Rent	Underwriting File
Second Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Second Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Third Largest Tenant by UW Gross Rent	Underwriting File
Third Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Third Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Fourth Largest Tenant by UW Gross Rent	Underwriting File
Fourth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
A-5

ATTACHMENT A

Attribute	Source Document(s)
Fourth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Fifth Largest Tenant by UW Gross Rent	Underwriting File
Fifth Largest Tenant Sq Ft by UW Gross Rent	Underwriting File
Fifth Largest Tenant Lease Expiration by UW Gross Rent	Underwriting File
Upfront RE Tax Reserve ($)	Draft Loan Agreement
Ongoing RE Tax Reserve ($)	Draft Loan Agreement
Upfront Insurance Reserve ($)	Draft Loan Agreement
Ongoing Insurance Reserve ($)	Draft Loan Agreement
Upfront Replacement Reserve ($)	Draft Loan Agreement
Ongoing Replacement Reserve ($)	Draft Loan Agreement
Replacement Reserve Caps ($)	Draft Loan Agreement
Upfront TI/LC Reserve ($)	Draft Loan Agreement
Ongoing TI/LC Reserve ($)	Draft Loan Agreement
TI/LC Caps ($)	Draft Loan Agreement
Upfront Debt Service Reserve ($)	Draft Loan Agreement
Ongoing Debt Service Reserve ($)	Draft Loan Agreement
Upfront Deferred Maintenance Reserve ($)	Provided by the Loan Seller
Ongoing Deferred Maintenance Reserve ($)	Draft Loan Agreement
Upfront Environmental Reserve ($)	Draft Loan Agreement
Ongoing Environmental Reserve ($)	Draft Loan Agreement
Upfront Other Reserve ($)	Provided by the Loan Seller
Ongoing Other Reserve ($)	Draft Loan Agreement
Other Reserve Description	Draft Loan Agreement
Letter of Credit?	Draft Loan Agreement
Letter of Credit Balance ($)	Draft Loan Agreement
Letter of Credit Description	Draft Loan Agreement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Release Provisions (Y/N)	Draft Loan Agreement
Loan Purpose	Provided by the Loan Seller
Borrower Name	Draft Loan Agreement
Tenant In Common (Y/N)	Draft Loan Agreement
Sponsor	Draft Loan Agreement
Carve-out Guarantor	Provided by the Loan Seller
Recourse	Provided by the Loan Seller
Single Purpose Borrower (Y/N)	Draft Loan Agreement
Property Manager	Property Management Agreement, Draft Loan Agreement
Exit Fee	Draft Loan Agreement
A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per SF ($)	Mortgage Loan Cut-off Date Balance ($) divided by SF
% of Initial Loan Balance	Mortgage Loan Cut-off Date Balance ($) divided by Mortgage Loan Cut-off Date Balance ($)
Mortgage Loan Rate (%)	Margin plus Assumed SOFR
Net Mortgage Loan Rate	Mortgage Loan Rate (%) minus Administrative Fee Rate (%)
Mortgage Loan Interest Rate (At SOFR Cap)	Margin plus SOFR Strike Cap
Mortgage Loan Annual Debt Service at SOFR Cap ($)	Product of (i) Mortgage Loan Interest Rate (At SOFR Cap) (ii) Mortgage Loan Cut-off Date Balance ($), and (iii) 365/360
Mortgage Loan NCF DSCR at SOFR Cap	Underwritten Net Cash Flow ($) divided by Mortgage Loan Annual Debt Service at SOFR Cap ($)
Fully Extended Original Term	Number of payments between and including the First Due Date and Fully Extended Maturity Date
Fully Extended Remaining Term	Fully Extended Original Term minus Seasoning
Mortgage Loan Monthly Payment ($)	Product of (i) Mortgage Loan Rate (%), (ii) Mortgage Loan Cut-off Date Balance ($), and (iii) 365/360, divided by 12, and rounded to the nearest penny
Mortgage Loan Annual Debt Service ($)	Mortgage Loan Monthly Payment ($) multiplied by 12
Original Interest-Only Period (Mos.)	Number of payments between and including the First Due Date and Last IO Due Date
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning
Original Term To Maturity (Mos.)	Number of payments between and including the First Due Date and Maturity Date
Remaining Term To Maturity (Mos.)	Original Term To Maturity (Mos.) minus Seasoning
Original Amortization Term (Mos.)	For loans where Amortization Type equals 'Interest Only', set to 0.
Remaining Amortization Term (Mos.)	For loans where Amortization Type equals 'Interest Only', set to 0.
Seasoning	Number of payments between and including the First Due Date and Cut-off Date, subject to a minimum of 0.
B-1

ATTACHMENT B

Mortgage Loan Cut-off Date LTV Ratio (%)	Mortgage Loan Cut-off Date Balance ($) divided by As-Is Appraised Value ($)
Mortgage Loan LTV Ratio at Maturity (%)	Mortgage Loan Balloon Balance ($) divided by As-Is Appraised Value ($)
Underwritten NOI DSCR (x)	Underwritten Net Operating Income ($) divided by Mortgage Loan Annual Debt Service ($)
Underwritten NOI Debt Yield	Underwritten Net Operating Income ($) divided by Mortgage Loan Cut-off Date Balance ($)
Underwritten NCF DSCR (x)	Underwritten Net Cash Flow ($) divided by Mortgage Loan Annual Debt Service ($)
Underwritten NCF Debt Yield	Underwritten Net Cash Flow ($) divided by Mortgage Loan Cut-off Date Balance ($)

B-2